Stock-Based Compensation - Schedule of Stock Options and RSUs Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Option [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense	$ (66)	$ 18,095	$ 957	$ 37,535	$ 49,494	$ 115,155
Stock Option [Member] | Technology [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense		1,658		3,203	2,639	7,638
Stock Option [Member] | Selling and Marketing Expense [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense	35	335	69	831	1,168	2,640
Stock Option [Member] | Supply development [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense	(393)	220	84	431	1,904	973
Stock Option [Member] | Fulfillment [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense	292		804	869	1,976	2,781
Stock Option [Member] | General and Administrative Expense [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense		$ 15,882		$ 32,201	41,807	101,123
RSU [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					200,181	344,511
RSU [Member] | Technology [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					57,073	134,126
RSU [Member] | Selling and Marketing Expense [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					46,744	63,750
RSU [Member] | Supply development [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					399	6,035
RSU [Member] | Fulfillment [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					38,666	52,591
RSU [Member] | General and Administrative Expense [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Compensation expense					$ 57,299	$ 88,009